Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of investments accounted for using equity method [Abstract]
Investments In Joint Ventures And Associates [Text Block]
The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2020	As of December 31, 2019
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	9,968,250	8,607,390
Foods Compañía de Alimentos CCU Ltda. (1)	50.00	-	1,709,803
Central Cervecera de Colombia S.A.S.	50.00	28,125,779	25,334,386
Zona Franca Central Cervecera S.A.S.	50.00	91,652,215	99,278,045
Total joint ventures		129,746,244	134,929,624
Other companies		1,360,541	1,168,438
Total associated		1,360,541	1,168,438
Total		131,106,785	136,098,062
(1) See
Note 16 - Investments accounted for by the equity method, number (2).

Disclosure Of Acquisition Of Joint Ventures And Associates Reported Net Of Impairment Loss [Text Block]
The abovementioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

Disclosure Of Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method [Text Block]
The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	1,799,437	1,930,395	1,638,811
Foods Compañía de Alimentos CCU Ltda.	(354,154)	897,526	792,376
Central Cervecera de Colombia S.A.S.	(11,577,019)	(18,755,448)	(11,804,950)
Zona Franca Central Cervecera S.A.S.	1,690,661	(562,416)	(391,465)
Total joint ventures	(8,441,075)	(16,489,943)	(9,765,228)
Bebidas Bolivianas BBO S.A.	-	-	(921,812)
Other companies (1)	3,866	58,184	(128,480)
Total associated	3,866	58,184	(1,050,292)
Total	(8,437,209)	(16,431,759)	(10,815,520)
(1)

See
Note 15 – Business combinations, letter a)
.
(2)

See
Note 15 – Business combinations, letter d)
.

Changes In Investments In Joint Ventures And Associates [Text Block]
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Balance at the beginning of year	136,098,062	142,017,781
Other payments to acquire interests in joint ventures	19,287,372	13,549,638
Participation in the joint ventures and associates (loss)	(8,437,209)	(16,431,759)
Capital decrease (1)	(1,355,651)	(11,200,000)
Dividends received	(423,669)	(614,591)
Business combinations (2)	-	(241,885)
Others (*)	(14,062,120)	9,018,878
Total	131,106,785	136,098,062
(1)

See
Note 16 – Investments accounted for using equity method, number (2).
(2)

See
Note 15 – Business combinations letter d).
(*) Mainly includes effects from the conversion of joint ventures.

Summary Of Significant Financial Information Related To Joint Ventures And Associates [Text Block]
As of December 31, 2020 and 2019, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures
	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Assets and Liabilities
Current assets	86,429,862	135,905,220
Non-current assets	290,767,946	319,779,443
Current liabilities	58,255,727	122,826,437
Non-current liabilities	62,082,064	65,850,124

	Joint ventures
	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	186,220,125	124,808,755	70,296,729
Operating result	(17,903,426)	(42,670,725)	(21,173,985)
Net income for year	(17,637,644)	(31,752,130)	(19,886,274)
Other comprehensive income	10,808,355	(49,363,608)	(24,720,721)
Depreciation and amortization	(16,209,859)	(11,386,595)	(2,656,715)